CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2021	2022

Accounts receivable	1,744,810	2,426,753
Less: allowance for doubtful accounts	(12,124)	(20,728)
Accounts receivable, net	1,732,686	2,406,025

Schedule of allowance for doubtful accounts

	Years ended December 31,
	2020	2021	2022

Balance at the beginning of the year	133	2,163	12,124
Allowance made during the year	2,032	10,070	7,744
Foreign exchange impact	(2)	(109)	860
Balance at the end of the year	2,163	12,124	20,728

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2022	135,900
Increase	49,933

Closing balance as of December 31, 2022	185,833

Schedule of remaining performance obligations

Revenue expected to be recognized	RMB

Within 1 year	1,525,645
After 1 year but within 2 years	1,296,684
After 2 years but within 3 years	1,137,459
After 3 years but within 4 years	1,004,562
After 4 years but within 5 years	735,522
After 5 years	2,298,037

Total	7,997,909